Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000029773 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000029773 [Member] | Centrus Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000029773 [Member] | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000029773 [Member] | Limbach Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000029773 [Member] | Turning Point Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000029773 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029773 [Member] | BJ s Restaurants Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | Astec Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029773 [Member] | SpartanNash Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000029773 [Member] | Willdan Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000029773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000029773 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000029773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000029773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000029773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000029773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000029773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000029773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029773 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029773 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000030350 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030350 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000030350 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000030350 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000030350 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000030350 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000030350 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030350 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030350 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030350 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000030350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000030350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000030350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000030350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000030350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000030350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030350 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000030351 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030351 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030351 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030351 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000030351 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000030351 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000030351 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000030351 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000030351 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030351 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000030351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000030351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000030351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000030351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000030351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000030351 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000030351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000030351 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000030477 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030477 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000030477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000030477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000030477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000030477 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000030477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030478 [Member] | ARM Holdings PLC ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030478 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000030478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	90.50%
C000030478 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000030478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033929 [Member] | ACADIA Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033929 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033929 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033929 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033929 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000033929 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Exact Sciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033929 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033929 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033929 [Member] | BioNTech SE ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033929 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%
C000033929 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000033929 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033930 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033930 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000033930 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000033930 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000033930 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000033930 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000033930 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000033930 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000033930 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033930 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000033930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000033930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
C000033930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000034137 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034137 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034137 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034137 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034137 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Dover Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | PPG Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034137 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000034137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000034137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000034137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000034137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000034137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000034137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000034137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035622 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000035622 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000035622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000035622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000035622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000035622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000035622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035622 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000035622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000037851 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000037851 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | NIKE Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037851 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000037851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000037851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000037851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000037851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000037851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000037851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000037851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000037851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000037913 [Member] | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Goldman Sachs Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000037913 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | America Movil SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Rogers Communications Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Bank of Montreal [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000037913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000037913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000037913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000037913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000037913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000037913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000037913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000037913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000037913 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000037913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000041643 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000041643 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000041643 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000041643 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000041643 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000041643 [Member] | NEXTracker Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000041643 [Member] | Acuity Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000041643 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041643 [Member] | Universal Display Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000041643 [Member] | Brookfield Renewable Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000041643 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000041643 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000041643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000041643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000041643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
C000041643 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000041643 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000041643 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000041643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000047557 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000047557 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000047557 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000047557 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000047557 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047557 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047557 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047557 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047557 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047557 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000047557 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000047557 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000047557 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000047557 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000047557 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000047557 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000047557 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000047557 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000047557 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047557 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000047627 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000047627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Hess Midstream L P Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000047627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047627 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000047627 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047627 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047627 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.20%
C000047627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000047627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047628 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047628 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000047628 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047628 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047628 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047628 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Stantec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000047628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.20%
C000047628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000047628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000047628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000047628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000078718 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000078718 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000078718 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000078718 [Member] | United Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078718 [Member] | First Financial Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000078718 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000078718 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000078718 [Member] | BancFirst Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000078718 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | TFS Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000078718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000078718 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000078718 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000078718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000191287 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191287 [Member] | Goldman Sachs Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | NIKE Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000191287 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Walt Disney The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000191287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000191287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000191287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000191287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000191287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000191287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000191287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000191287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000191287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000191287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201408 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201408 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201408 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201408 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201408 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201408 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201408 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Cintas Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201408 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000201408 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000201408 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201408 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000201408 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000201408 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000201408 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000201408 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000201408 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201408 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000222996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222996 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.90%
C000222996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000222996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222997 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000222997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000222997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000238091 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238091 [Member] | Boeing The Co [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000238091 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000238091 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000238091 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238091 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000238091 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000238091 [Member] | CurtissWright Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238091 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238091 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238091 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238091 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000238091 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238354 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238354 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238354 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238354 [Member] | Trade Desk The Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238354 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000238354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000238354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000238354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000238354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000238354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000238354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241319 [Member] | Mosaic The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241319 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241319 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241319 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241319 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Range Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241319 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000241319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000241319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000241319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000241319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000241319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000244355 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000244355 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000244355 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244355 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244355 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244355 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244355 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000244355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000244355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000244355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000244355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000244355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000244355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000244355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000244355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000244355 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000244355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252251 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000252251 [Member] | B3 S A Brasil Bolsa Balcao [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252251 [Member] | TOTVS S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000252251 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252251 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252251 [Member] | Nippon Paint Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252251 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Bid Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252251 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000252251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000252251 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000252251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000252251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000252251 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000252251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252253 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252253 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252253 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252253 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252253 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252253 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252253 [Member] | Hensoldt AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252253 [Member] | GMO Payment Gateway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252253 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000252253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000252253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000252253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000252253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000252253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000252253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000257115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257115 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000257115 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1114.00%
C000257115 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1015.50%)
C000257115 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000257572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1437.90%
C000257572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1365.30%)
C000257572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000261438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261438 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1320.30%
C000261438 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1222.80%)
C000261438 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%